Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash	$ 57,290	$ 79,815	$ 411,711
Prepaid expenses	412	31,804	106,542
Total current assets	57,702	111,619	518,253
Non-current assets
Cash and cash equivalents held in trust account	28,508,214	27,910,976	81,039,102
Total non-current assets	28,508,214	27,910,976	81,039,102
TOTAL ASSETS	28,565,916	28,022,595	81,557,355
Current liabilities:
Accrued liabilities		1,135,224	1,005,720
Loan payable – related party		1,045,892	480,000
Total current liabilities	3,226,185	2,631,116	1,485,720
Non-current liabilities
Deferred underwriting commission payable	2,362,500	2,362,500	2,362,500
Total non-current liabilities	2,412,500	2,362,500	2,362,500
TOTAL LIABILITIES	5,638,685	4,993,616	3,848,220
COMMITMENTS AND CONTINGENCIES
Class A ordinary shares value	28,508,214	27,910,976	81,039,102
Total commitments and contingencies	28,508,214	27,910,976	81,039,102
SHAREHOLDERS’ DEFICIT
Preference shares value
Additional paid-in capital
Accumulated deficit	(5,581,192)	(4,882,206)	(3,330,176)
Total shareholders’ deficit	(5,580,983)	(4,881,997)	(3,329,967)
TOTAL LIABILITIES, COMMITMENTS AND CONTINGENCIES, AND SHAREHOLDERS’ DEFICIT	28,565,916	28,022,595	81,557,355
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares value	209	209	12
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares value			197
Previously Reported
Current assets:
Total current assets		28,022,595	81,557,355
Non-current assets
Total non-current assets
Current liabilities:
Accrued liabilities	959,720		935,421
Total current liabilities		4,993,616	3,848,220
Non-current liabilities
Total non-current liabilities
Related Party
Current liabilities:
Administrative service fee payable – related party	184,941		70,299
Loan payable – related party	1,481,524		480,000
Convertible promissory note payable – related party	600,000	$ 450,000
Non-current liabilities
Loan payable – related party	$ 50,000